Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Trade Accounts Receivable, Net [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET

4. TRADE ACCOUNTS RECEIVABLE, NET

Trade accounts receivable, net consisted of the following:

	December 31, 2011	December 31, 2010
Trade accounts receivable	1,061	1,247
Provision for doubtful accounts	(15)	(17)
Total	1,046	1,230

Bad debt expense in 2011, 2010 and 2009 was $1 million, $1 million and $2 million respectively. In 2011, 2010 and 2009, one customer, the Nokia group of companies, represented 10.4%, 13.9% and 16.1% of consolidated net revenues, respectively.

The Company enters into factoring transactions to accelerate the realization in cash of some trade accounts receivable within the ST-Ericsson venture. As at December 31, 2011, $144 million of trade accounts receivable were sold without recourse. Such factoring transactions totaled $1,234 million for the year 2011, with a financial cost of $3 million reported on the line “Interest income (expense), net” of the consolidated statement of income for the year ended December 31, 2011.